Annual Operating Expenses {- Franklin Focused Growth Fund} - Franklin Custodian Funds-31 - Franklin Focused Growth Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fees	0.70%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.98%
Acquired fund fees and expenses	0.02%	[2]
Total annual Fund operating expenses	1.95%	[2]
Fee waiver and/or expense reimbursement	(0.83%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.12%	[1],[2],[3]
Class C
Operating Expenses:
Management fees	0.70%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.98%
Acquired fund fees and expenses	0.02%	[2]
Total annual Fund operating expenses	2.70%	[2]
Fee waiver and/or expense reimbursement	(0.83%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.87%	[1],[2],[3]
Class R
Operating Expenses:
Management fees	0.70%	[1]
Distribution and service (12b-1) fees	0.50%
Other expenses	0.98%
Acquired fund fees and expenses	0.02%	[2]
Total annual Fund operating expenses	2.20%	[2]
Fee waiver and/or expense reimbursement	(0.83%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.37%	[1],[2],[3]
Class R6
Operating Expenses:
Management fees	0.70%	[1]
Distribution and service (12b-1) fees	none
Other expenses	1.02%
Acquired fund fees and expenses	0.02%	[2]
Total annual Fund operating expenses	1.74%	[2]
Fee waiver and/or expense reimbursement	(0.99%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.75%	[1],[2],[3]
Advisor Class
Operating Expenses:
Management fees	0.70%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.98%
Acquired fund fees and expenses	0.02%	[2]
Total annual Fund operating expenses	1.70%	[2]
Fee waiver and/or expense reimbursement	(0.83%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.87%	[1],[2],[3]

[1]

1. Management fees of the Fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on February 1, 2020. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]

3. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.85% until January 31, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.